Note 19 - Off-balance sheet lending commitments and guarantee business, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	[2]	Dec. 31, 2019	[1]	Dec. 31, 2018	[3]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	€ 342	[1]	€ 289	[3]	€ 272
Movements in financial assets including new business	75		70		18
Transfers due to changes in creditworthiness	0		0		0
Changes in models	0		0		0
Foreign exchange and other changes	1		(17)		0
Balance, end of reporting period	419		342	[2]	289	[1]
Provision for Credit Losses excluding country risk	75	[4]	70	[4]	18
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	128	[1]	132	[3]	117
Movements in financial assets including new business	13		(13)		0
Transfers due to changes in creditworthiness	0		9		2
Changes in models	0		0		0
Foreign exchange and other changes	3		(1)		14
Balance, end of reporting period	144		128	[2]	132	[1]
Provision for Credit Losses excluding country risk	13	[4]	(4)	[4]	1
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	48	[1]	73	[3]	36
Movements in financial assets including new business	21		(5)		31
Transfers due to changes in creditworthiness	0		(12)		0
Changes in models	0		0		0
Foreign exchange and other changes	4		(7)		6
Balance, end of reporting period	74		48	[2]	73	[1]
Provision for Credit Losses excluding country risk	22	[4]	(17)	[4]	31
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	166	[1]	84	[3]	119
Movements in financial assets including new business	41		88		(13)
Transfers due to changes in creditworthiness	(1)		3		(2)
Changes in models	0		0		0
Foreign exchange and other changes	(6)		(9)		(20)
Balance, end of reporting period	200		166	[2]	84	[1]
Provision for Credit Losses excluding country risk	40	[4]	90	[4]	(15)
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	0	[1]	0	[3]	0
Movements in financial assets including new business	0		0		0
Transfers due to changes in creditworthiness	0		0		0
Changes in models	0		0		0
Foreign exchange and other changes	0		0		0
Balance, end of reporting period	0		0	[2]	0	[1]
Provision for Credit Losses excluding country risk	€ 0	[4]	€ 0	[4]	€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR4million as of December31, 2019.
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR4million as of December31, 2020.
[3]	Allowance for credit losses does not include allowance for country risk amounting to EUR5million as of December 31, 2018.
[4]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models